Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

Acquisition of Non-controlling Interest in Objet Japan Co. Ltd.

On October 1, 2013, the Company exercised its option and acquired the 49% minority owner's non-controlling interest in Objet Japan Co. Ltd. The excess consideration over the Company's historic carrying value of the non-controlling interest was allocated to the Company's additional paid-in capital.